STOCKHOLDERS DEFICIT (Details 4) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jul. 01, 2019
Warrants outstandings, beginning	30,031,913	28,324,275
Warrants exercise price		$ 0.75	$ 0.25
Warrants 1
Warrants outstandings, beginning	7,185,000	7,185,000
Warrants exercise price	$ 0.20	$ 0.20
Expiration date	12-Feb-23	February 12, 2023
Warrants 2
Warrants outstandings, beginning	325,000	325,000
Warrants exercise price	$ 0.18	$ 0.18
Expiration date	4-Apr-22	April 4, 2022
Warrants 3
Warrants outstandings, beginning	215,000	215,000
Warrants exercise price	$ 0.25	$ 0.25
Expiration date	1-Jul-22	July 1, 2022
Warrants 4
Warrants outstandings, beginning	100,000	100,000
Warrants exercise price	$ 0.25	$ 0.25
Expiration date	1-Sep-22	September 1, 2022
Warrants 5
Warrants outstandings, beginning	7,500,000	7,500,000
Warrants exercise price	$ 0.20	$ 0.20
Expiration date	17-Dec-24	December 17, 2024
Warrants 6
Warrants outstandings, beginning	250,000	250,000
Warrants exercise price	$ 0.16	$ 0.16
Expiration date	31-Mar-25	March 31, 2025
Warrants 7
Warrants outstandings, beginning	2,597,705	2,597,705
Warrants exercise price	$ 0.25	$ 0.25
Expiration date	30-Dec-22	December 30, 2022
Warrants 8
Warrants outstandings, beginning	2,597,705	2,597,705
Warrants exercise price	$ 0.75	$ 0.75
Expiration date	30-Dec-22	December 30, 2022
Warrant 9
Warrants outstandings, beginning	4,713,603	4,713,603
Warrants exercise price	$ 0.20	$ 0.20
Expiration date	30-Dec-22	December 30, 2022
Warrant 10
Warrants outstandings, beginning	59,600	60,000
Warrants exercise price	$ 0.25	$ 0.25
Expiration date	23-Apr-23	April 23, 2023
Warrant 11
Warrants outstandings, beginning	50,000	50,000
Warrants exercise price	$ 0.25	$ 0.25
Expiration date	30-Dec-22	December 30, 2022
Warrant 12
Warrants outstandings, beginning	50,000	50,000
Warrants exercise price	$ 0.75	$ 0.75
Expiration date	30-Dec-22	December 30, 2022
Warrant 13
Warrants outstandings, beginning	700,000	700,000
Warrants exercise price	$ 0.15	$ 0.15
Expiration date	21-May-23	May 21, 2023
Warrant 14
Warrants outstandings, beginning	250,000	250,000
Warrants exercise price	$ 0.50	$ 0.50
Expiration date	23-Jun-23	June 23, 2023
Warrant 15
Warrants outstandings, beginning	1,000	1,000
Warrants exercise price	$ 0.50	$ 0.50
Expiration date	10-Aug-22	August 10, 2022
Warrant 16
Warrants outstandings, beginning	1,250,000	4,262
Warrants exercise price	$ 0.25	$ 0.824
Expiration date	22-Feb-23	March 19, 2021
Warrant 17
Warrants outstandings, beginning	196,000	1,725,000
Warrants exercise price	$ 0.25	$ 0.04
Expiration date	3-Mar-24	February 21, 2021
Warrant 18
Warrants outstandings, beginning	239,950
Warrants exercise price	$ 0.25
Expiration date	5-May-24
Warrant 19
Warrants outstandings, beginning	207,750
Warrants exercise price	$ 0.50
Expiration date	5-May-24
Warrant 20
Warrants outstandings, beginning	1,130,000
Warrants exercise price	$ 0.80
Expiration date	17-May-23
Warrant 21
Warrants outstandings, beginning	200,000
Warrants exercise price	$ 0.50
Expiration date	31-May-23
Warrant 22
Warrants outstandings, beginning	63,600
Warrants exercise price	$ 0.80
Expiration date	31-May-23
Warrant 23
Warrants outstandings, beginning	150,000
Warrants exercise price	$ 0.50
Expiration date	31-May-24